Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company operates primarily in the commercial print portion of the printing industry, with related product and service offerings designed to offer clients complete solutions for communicating their messages to target audiences. The Company's operating and reportable segments are aligned with how the chief operating decision maker of the Company currently manages the business. The Company's reportable and operating segments and their product and service offerings are summarized below:

United States Print and Related Services

The United States Print and Related Services segment is predominantly comprised of the Company's United States printing operations and is managed as one integrated platform. This includes consumer magazines, catalogs, retail inserts, special interest publications, journals, direct mail, books, directories, in-store marketing, packaging, and other commercial and specialty printed products, together with the related service offerings, including marketing strategy, media planning and placement, data insights, response analytics services, creative services, videography, photography, workflow solutions, digital imaging, facilities management services, digital publishing, interactive print solutions including image recognition and near field communication technology, mailing, distribution, logistics, and data optimization and hygiene services. This segment also includes the design, development, manufacture and service of printing-related auxiliary equipment, as well as the manufacture of ink.

International

The International segment consists of the Company's printing operations in Europe and Latin America, including operations in Poland, Argentina, Brazil, Chile, Colombia, Mexico and Peru. This segment provides printed products and related services consistent with the United States Print and Related Services segment, with the exception of printing-related auxiliary equipment, which is included in the United States Print and Related Services segment. Unrestricted subsidiaries as defined in the Senior Unsecured Notes indenture represent less than 2.0% of total consolidated assets as of September 30, 2014 and less than 2.0% of total consolidated net sales for the three and nine months ended September 30, 2014.

Corporate

Corporate consists of unallocated general and administrative activities and associated expenses including, in part, executive, legal and finance. In addition, in 2014 certain costs and earnings of employee retirement plans, such as pension and other postretirement benefits plans, are included in Corporate and not allocated to the operating segments.

The following is a summary of segment information for the three and nine months ended September 30, 2014 and 2013:

	Net Sales		Operating Income/(Loss)	Restructuring, Impairment and Transaction-Related Charges
	Products	Services
Three months ended September 30, 2014
United States Print and Related Services	$966.5	$163.6	$69.4	$9.6
International	101.8	4.5	(2.3)	1.7
Total operating segments	1,068.3	168.1	67.1	11.3
Corporate	—	—	(13.5)	2.8
Total	$1,068.3	$168.1	$53.6	$14.1

Three months ended September 30, 2013
United States Print and Related Services	$952.4	$147.2	$60.5	$19.3
International	102.9	3.5	—	0.6
Total operating segments	1,055.3	150.7	60.5	19.9
Corporate	—	—	(16.1)	7.9
Total	$1,055.3	$150.7	$44.4	$27.8

Nine months ended September 30, 2014
United States Print and Related Services	$2,649.4	$455.2	$106.8	$34.9
International	318.8	14.8	(3.1)	2.4
Total operating segments	2,968.2	470.0	103.7	37.3
Corporate	—	—	(38.6)	8.6
Total	$2,968.2	$470.0	$65.1	$45.9

Nine months ended September 30, 2013
United States Print and Related Services	$2,682.8	$431.9	$108.5	$49.8
International	323.1	8.5	(7.2)	5.6
Total operating segments	3,005.9	440.4	101.3	55.4
Corporate	—	—	(63.0)	27.5
Total	$3,005.9	$440.4	$38.3	$82.9

Restructuring, impairment and transaction-related charges for the three and nine months ended September 30, 2014 and 2013 are further described in Note 3, "Restructuring, Impairment and Transaction-Related Charges," and are included in the operating income/(loss) results by segment above.

A reconciliation of operating income to earnings (loss) before income taxes and equity in loss of unconsolidated entities as reported in the condensed consolidated statements of operations for the three and nine months ended September 30, 2014 and 2013 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Operating income	$53.6	$44.4	$65.1	$38.3
Less: interest expense	25.1	20.9	69.5	64.1
Less: loss on debt extinguishment	—	—	6.0	—
Earnings (loss) before income taxes and equity in loss of unconsolidated entities	$28.5	$23.5	$(10.4)	$(25.8)

Segment Information

The Company operates primarily in the commercial print portion of the printing industry, with related product and service offerings designed to offer clients complete solutions for communicating their messages to target audiences. The Company's operating and reportable segments are aligned with how the chief operating decision maker of the Company currently manages the business. The Company's reportable and operating segments and their product and service offerings are summarized below.

United States Print and Related Services

The United States Print and Related Services segment is predominantly comprised of the Company's United States printing operations and is managed as one integrated platform. This includes consumer magazines, catalogs, retail inserts, special interest publications, journals, direct mail, books, directories, in-store marketing, packaging, and other commercial and specialty printed products, together with the related service offerings, including marketing strategy, media planning and placement, data insights, response analytics services, creative services, videography, photography, workflow solutions, digital imaging, facilities management services, digital publishing, interactive print solutions including image recognition and near field communication technology, mailing, distribution, logistics, and data optimization and hygiene services. This segment also includes the design, development, manufacture and service of printing-related auxiliary equipment, as well as the manufacture of ink. As a result of the divestiture of the Company's Canadian operations to Transcontinental on March 1, 2012 (see Note 4, "Discontinued Operations"), all United States Print and Related Services segment amounts have been restated to exclude the Canadian discontinued operations.

International

The International segment consists of the Company's printing operations in Europe and Latin America, including operations in Poland, Argentina, Brazil, Chile, Colombia, Mexico and Peru. This segment provides printed products and related services consistent with the United States Print and Related Services segment, with the exception of printing-related auxiliary equipment, which is included in the United States Print and Related Services segment.

Corporate

Corporate consists of unallocated general and administrative activities and associated expenses including, in part, executive, legal, and finance.

							Restructuring, Impairment and Transaction-Related Charges
	Net Sales		Operating Income/(Loss)	Total Assets	Depreciation and Amortization	Capital Expenditures
	Products	Services
Year ended December 31, 2013
United States Print and Related Services	$3,746.2	$593.5	$230.7	$3,552.2	$310.2	$136.3	$52.3
International	440.4	15.8	(7.7)	515.8	28.6	13.2	9.6
Total operating segments	4,186.6	609.3	223.0	4,068.0	338.8	149.5	61.9
Corporate	—	—	(80.8)	97.7	1.7	—	33.4
Total	$4,186.6	$609.3	$142.2	$4,165.7	$340.5	$149.5	$95.3

Year ended December 31, 2012
United States Print and Related Services	$3,151.3	$446.6	$216.5	$3,411.1	$303.7	$79.4	$48.5
International	487.3	8.8	(24.8)	585.9	33.0	24.1	26.3
Total operating segments	3,638.6	455.4	191.7	3,997.0	336.7	103.5	74.8
Corporate	—	—	(85.2)	101.9	1.9	—	43.5
Total	$3,638.6	$455.4	$106.5	$4,098.9	$338.6	$103.5	$118.3

Year ended December 31, 2011
United States Print and Related Services	$3,338.1	$488.0	$271.6	$4,016.4	$308.4	$151.9	$55.3
International	487.5	11.0	(19.4)	589.0	34.3	16.3	7.3
Total operating segments	3,825.6	499.0	252.2	4,605.4	342.7	168.2	62.6
Corporate	—	—	(95.3)	129.8	1.9	0.1	51.4
Total	$3,825.6	$499.0	$156.9	$4,735.2	$344.6	$168.3	$114.0

Restructuring, impairment and transaction-related charges for the years ended December 31, 2013, 2012 and 2011 are further described in Note 5, "Restructuring, Impairment and Transaction-Related Charges," and are included in the Operating Income/(Loss) results by segment above. Total assets of the Canadian discontinued operations of $177.5 million as of December 31, 2011, and capital expenditures of the Canadian discontinued operations of $7.2 million for the year ended December 31, 2011, are included in the United States Print and Related Services segment above.

A reconciliation of operating income from continuing operations to earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities as reported in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Operating income from continuing operations	$142.2	$106.5	$156.9
Less: interest expense	85.5	84.0	108.0
Less: loss on debt extinguishment	—	—	34.0
Earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities	$56.7	$22.5	$14.9